D4 Contractual obligations	12 Months Ended
Dec. 31, 2025
Disclosure Of Contractual Obligations [Abstract]
D4 Contractual obligations

Contractual obligations

	Payment due by period
SEK billion	<1 year	1–3 years	3–5 years	>5 years	Total

2025

Current and non-current debt 1)	4.0	18.0	11.6	2.8	36.4

Lease obligations 2)	2.1	3.2	2.1	1.5	8.9

Other non-current liabilities	—	0.2	0.8	0.3	1.3

Purchase obligations 3)	22.1	9.5	3.4	0.8	35.8

Trade payables	26.3	—	—	—	26.3

Commitments for customer finance 4)	32.9	21.0	2.0	—	55.9

Derivatives liabilities 4)	0.2	—	—	—	0.2
Total	87.6	51.9	19.9	5.4	164.8

2024

Current and non-current debt 1)	6.8	10.9	16.3	10.2	44.2

Lease obligations 2)	2.5	3.3	1.6	1.2	8.6

Other non-current liabilities	—	0.1	0.8	0.1	1.0

Purchase obligations 3)	18.7	2.7	0.7	—	22.1

Trade payables	30.2	—	—	—	30.2

Commitments for customer finance 4)	28.8	18.9	—	—	47.7

Derivatives liabilities 4)	1.4	1.8	0.1	—	3.3
Total	88.4	37.7	19.5	11.5	157.1
1)
Current and
non-current
debt, including interest commitments.
2)
Future lease obligations, nominal lease liability, see also note C3 ”Leases.”
3)
The amounts of purchase obligations are gross, before deduction of any related provisions.
4)
See also note F1 ”Financial risk management.”
Demand for customer finance arrangements continues to be strong. The increase in purchase obligations is primarily relating to contractual commitments for supply chain resilience.